Acquisitions - Kroondal narrative (Details) R in Millions		2 Months Ended	12 Months Ended
	Nov. 01, 2023 ZAR (R) oz	Dec. 31, 2023 ZAR (R)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Disclosure of detailed information about business combination [line items]
Gain on acquisition		R 898	R 898	R 0	R 0
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%	100.00%
Revenue contributed		R 1,006
Profit contributed		609
Profit (loss) of combined entity as if combination occurred at beginning of period			R 1,387
Gain on acquisition	R 898	R 898
Revenue of combined entity as if combination occurred at beginning of period			8,120
Acquisition-related costs			R 3
Kroondal Mine | Rustenburg operation
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.00%	50.00%	50.00%
Platinum delivery condition | oz	1,350,000